Intangible Assets (Details) - Schedule of Intangible Assets, Net - USD ($)	Mar. 31, 2024	Dec. 31, 2023
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 3,804,900	$ 3,804,900
Accumulated Amortization	3,290,880	3,033,872
Total	$ 514,020	$ 771,028
Tradename [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted Average Useful Life (in years)	9 months	1 year 6 months
Gross Carrying Amount	$ 3,084,100	$ 3,084,100
Accumulated Amortization	2,570,080	2,313,072
Total	$ 514,020	$ 771,028
Customer Lists [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted Average Useful Life (in years)	0 years	0 years
Gross Carrying Amount	$ 496,800	$ 496,800
Accumulated Amortization	496,800	496,800
Total		$ 0
Non-compete [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted Average Useful Life (in years)	0 years	0 years
Gross Carrying Amount	$ 224,000	$ 224,000
Accumulated Amortization	224,000	224,000
Total		$ 0